Investment Strategy - Nuveen Technology & Infrastructure Credit ETF	Nov. 09, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in credit and credit-related instruments of issuers in, or economically tied to, the technology or infrastructure sectors. Credit and credit-related instruments include, but are not limited to:
• investment grade corporate debt obligations, including (i) obligations of operating companies (both public and private issuers), and (ii) obligations issued by special-purpose entities backed by corporate debt or lease cash flows;
• below investment grade corporate debt obligations (securities rated below investment grade are commonly referred to as “high yield” securities or “junk” bonds);
• preferred securities and contingent capital securities (sometimes referred to as “CoCos”);
• senior and subordinated, secured and unsecured, fixed- and floating-rate loans, including leveraged loans;
• asset-backed securities, including securities backed by data centers and other digital-infrastructure cash flows;
• commercial mortgage-backed securities, including securities backed by data centers and other properties that tenants depend on to run their day-to-day operations;
• interests in collateralized loan obligations (“CLOs”), including senior, mezzanine and subordinated or equity tranches;
• U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities); and
• privately placed and other restricted securities, including Rule 144A securities.
The Fund considers an issuer or investment to be economically tied to the technology or infrastructure sectors when its business, assets, cash flows or collateral are materially related to the development, financing, ownership or operation of technology or digital-infrastructure assets. Examples of such assets include data centers, semiconductors and computing hardware, communications and networking equipment, and the power, electrical and related infrastructure that supports growing demand for computing and artificial intelligence (“AI”), as well as the companies that build and rent out large-scale computing capacity, including both the largest cloud providers and smaller firms that specialize in renting computing power for AI.
The Fund may invest up to 50% of its net assets in securities rated below investment grade, or unrated securities of comparable quality as determined by the Fund’s sub-adviser. The Fund will not invest in securities rated lower than CCC- at the time of purchase, or in unrated securities that the Fund’s sub-adviser determines to be of comparable quality. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the Fund is not required to sell the security but may consider doing so. There is no limitation on the average maturity or average effective duration of securities held by the Fund.
The Fund may invest up to 15% of its net assets in privately placed and other restricted securities, including securities issued in transactions exempt from registration under Section 4(a)(2) of the Securities Act of 1933 (the “1933 Act”) or Regulation D under the 1933 Act, and including such securities acquired in secondary market transactions. This 15% limit is separate from, and does not include, securities eligible for resale to qualified institutional buyers under Rule 144A of the 1933 Act (“Rule 144A securities”), in which the Fund may invest without limitation.
The Fund may invest in U.S. dollar-denominated and non-U.S. dollar-denominated debt obligations of non-U.S. issuers, including issuers located in emerging market countries.
The Fund may also invest in other investment companies, including exchange-traded funds and closed-end funds whose shares are listed and traded on a national securities exchange, to gain or manage investment exposure or for cash management purposes.
In selecting investments, the Fund’s sub-adviser combines a top-down assessment of the macroeconomic environment and relative value across credit sectors with bottom-up, fundamental credit research on individual technology or infrastructure issuers and transactions. For data center and other digital-infrastructure financings, the sub-adviser’s underwriting focuses on, among other factors, construction and completion risk; the adequacy and duration of lease cash flows relative to debt service and debt maturities; and the creditworthiness of, and the Fund’s claim to, the underlying tenants and any guarantors. The sub-adviser may sell a security when it no longer offers attractive relative value, when its risk characteristics change, or to manage the Fund’s overall risk and sector exposures.
The Fund may use derivatives, including options, futures contracts, options on futures contracts, foreign currency forward contracts, and swap agreements (including interest rate, credit default, and total return swaps), for hedging or risk-management purposes, to manage the effective duration of the portfolio, to gain or adjust exposure to markets, sectors or securities, or to seek to enhance return. The use of a derivative is speculative if the Fund is primarily seeking to enhance returns rather than to hedge or offset the risk of other positions. The Fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.
The Fund will concentrate its investments in a group of industries—that is, invest 25% or more of its net assets in a group of industries—comprising the technology or infrastructure sectors.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Credit and credit-related instruments include, but are not limited to:·investment grade corporate debt obligations, including (i) obligations of operating companies (both public and private issuers), and (ii) obligations issued by special-purpose entities backed by corporate debt or lease cash flows; ·below investment grade corporate debt obligations (securities rated below investment grade are commonly referred to as “high yield” securities or “junk” bonds);·preferred securities and contingent capital securities (sometimes referred to as “CoCos”); ·senior and subordinated, secured and unsecured, fixed- and floating-rate loans, including leveraged loans; ·asset-backed securities, including securities backed by data centers and other digital-infrastructure cash flows; ·commercial mortgage-backed securities, including securities backed by data centers and other properties that tenants depend on to run their day-to-day operations; ·interests in collateralized loan obligations (“CLOs”), including senior, mezzanine and subordinated or equity tranches; ·U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies orinstrumentalities); and ·privately placed and other restricted securities, including Rule 144A securities.The Fund considers an issuer or investment to be economically tied to the technology or infrastructure sectors when its business, assets, cash flows or collateral are materially related to the development, financing, ownership or operation of technology or digital-infrastructure assets. Examples of such assets include data centers, semiconductors and computing hardware, communications and networking equipment, and the power, electrical and related infrastructure that supports growing demand for computing and artificial intelligence (“AI”), as well as the companies that build and rent out large-scale computing capacity, including both the largest cloud providers and smaller firms that specialize in renting computing power for AI.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund may invest up to 50% of its net assets in securities rated below investment grade, or unrated securities of comparable quality as determined by the Fund’s sub-adviser. The Fund will not invest in securities rated lower than CCC- at the time of purchase, or in unrated securities that the Fund’s sub-adviser determines to be of comparable quality. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the Fund is not required to sell the security but may consider doing so. There is no limitation on the average maturity or average effective duration of securities held by the Fund.
The Fund may invest up to 15% of its net assets in privately placed and other restricted securities, including securities issued in transactions exempt from registration under Section 4(a)(2) of the Securities Act of 1933 (the “1933 Act”) or Regulation D under the 1933 Act, and including such securities acquired in secondary market transactions. This 15% limit is separate from, and does not include, securities eligible for resale to qualified institutional buyers under Rule 144A of the 1933 Act (“Rule 144A securities”), in which the Fund may invest without limitation.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in credit and credit-related instruments of issuers in, or economically tied to, the technology or infrastructure sectors.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments in a group of industries—that is, invest 25% or more of its net assets in a group of industries—comprising the technology or infrastructure sectors.